Unaudited Condensed Interim Consolidated Statements of Shareholders’ Equity (Parentheticals) - $ / shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Restricted stock units at $2,300 per share
Stock price (in Dollars per share)		$ 2,300
Restricted stock units at $1,387.50 per share
Stock price (in Dollars per share)		1,387.5
Restricted stock units at $765 per share
Stock price (in Dollars per share)		$ 765
Restricted stock units at $128.45 per share
Stock price (in Dollars per share)	$ 128.45